Quarterly Holdings Report
for

Fidelity® Large Cap Core Enhanced Index Fund

May 31, 2021

CEI-QTLY-0721
1.850082.114

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
COMMUNICATION SERVICES - 9.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	46,759	$1,376,117
Verizon Communications, Inc.	204,940	11,577,061
		12,953,178
Entertainment - 2.0%
Activision Blizzard, Inc.	30,548	2,970,793
Electronic Arts, Inc.	45,370	6,484,734
Netflix, Inc. (a)	24,472	12,304,766
The Walt Disney Co. (a)	31,352	5,601,035
		27,361,328
Interactive Media & Services - 6.3%
Alphabet, Inc.:
Class A (a)	11,061	26,069,118
Class C (a)	11,118	26,811,724
Facebook, Inc. Class A (a)	98,912	32,515,342
		85,396,184
Media - 0.7%
Comcast Corp. Class A	157,276	9,018,206
Omnicom Group, Inc.	4,766	391,956
		9,410,162

TOTAL COMMUNICATION SERVICES		135,120,852

CONSUMER DISCRETIONARY - 13.8%
Automobiles - 1.4%
Ford Motor Co. (a)	214,129	3,111,294
Tesla, Inc. (a)	24,559	15,354,778
		18,466,072
Hotels, Restaurants & Leisure - 3.4%
Carnival Corp. (a)	196,315	5,803,071
Hilton Worldwide Holdings, Inc. (a)	48,562	6,083,362
International Game Technology PLC (a)	17,452	423,386
McDonald's Corp.	42,047	9,834,373
Royal Caribbean Cruises Ltd. (a)	64,769	6,041,005
Scientific Games Corp. Class A (a)	104,935	7,611,985
Starbucks Corp.	26,177	2,981,037
Travel+Leisure Co.	97,403	6,345,805
Wendy's Co. (b)	41,091	954,133
Wingstop, Inc.	722	103,015
		46,181,172
Household Durables - 1.4%
D.R. Horton, Inc.	37,770	3,599,103
Lennar Corp. Class A	10,155	1,005,447
Meritage Homes Corp. (a)	42,621	4,589,003
NVR, Inc. (a)	686	3,352,640
PulteGroup, Inc.	120,317	6,953,119
		19,499,312
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a)	16,059	51,759,281
eBay, Inc.	47,953	2,919,379
		54,678,660
Leisure Products - 0.2%
Polaris, Inc.	17,835	2,340,309
Multiline Retail - 0.8%
Dollar General Corp.	2,103	426,825
Dollar Tree, Inc. (a)	6,678	651,105
Target Corp.	42,682	9,685,399
		10,763,329
Specialty Retail - 2.1%
AutoNation, Inc. (a)	22,800	2,328,564
L Brands, Inc.	7,527	525,911
Lowe's Companies, Inc.	60,735	11,833,000
O'Reilly Automotive, Inc. (a)	3,864	2,067,704
The Home Depot, Inc.	37,407	11,929,466
		28,684,645
Textiles, Apparel & Luxury Goods - 0.5%
Carter's, Inc. (b)	7,455	762,199
NIKE, Inc. Class B	42,934	5,858,774
		6,620,973

TOTAL CONSUMER DISCRETIONARY		187,234,472

CONSUMER STAPLES - 5.6%
Beverages - 1.4%
Coca-Cola Bottling Co. Consolidated	2,070	838,184
PepsiCo, Inc.	29,258	4,328,429
The Coca-Cola Co.	247,888	13,705,728
		18,872,341
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	11,666	4,412,898
Kroger Co.	4,730	174,915
Sprouts Farmers Market LLC (a)(b)	29,860	794,276
Walmart, Inc.	75,233	10,685,343
		16,067,432
Food Products - 1.1%
Mondelez International, Inc.	111,676	7,094,776
The Kraft Heinz Co. (b)	50,021	2,180,415
Tyson Foods, Inc. Class A	78,505	6,241,148
		15,516,339
Household Products - 1.1%
Colgate-Palmolive Co.	16,041	1,343,915
Procter & Gamble Co.	97,478	13,144,908
		14,488,823
Personal Products - 0.4%
Coty, Inc. Class A (a)	546,725	4,871,320
Tobacco - 0.4%
Altria Group, Inc.	29,558	1,454,845
Philip Morris International, Inc.	49,402	4,763,835
		6,218,680

TOTAL CONSUMER STAPLES		76,034,935

ENERGY - 4.1%
Energy Equipment & Services - 0.8%
Halliburton Co.	170,898	3,836,660
Schlumberger Ltd.	224,133	7,022,087
TechnipFMC PLC (a)	12,836	110,261
		10,969,008
Oil, Gas & Consumable Fuels - 3.3%
Chevron Corp.	73,374	7,615,487
ConocoPhillips Co.	103,706	5,780,572
Devon Energy Corp.	13,867	368,308
Diamondback Energy, Inc.	11,012	881,731
EOG Resources, Inc.	95,758	7,693,198
Exxon Mobil Corp.	185,109	10,804,812
Hess Corp.	7,750	649,605
Kinder Morgan, Inc.	127,924	2,346,126
Marathon Oil Corp.	242,264	2,933,817
Occidental Petroleum Corp. warrants 8/3/27 (a)	9,120	99,864
Ovintiv, Inc.	61,832	1,646,586
PDC Energy, Inc.	8,440	356,337
Pioneer Natural Resources Co.	25,761	3,920,567
		45,097,010

TOTAL ENERGY		56,066,018

FINANCIALS - 11.5%
Banks - 5.1%
Bank of America Corp.	216,407	9,173,493
Citigroup, Inc.	166,812	13,129,773
Citizens Financial Group, Inc.	116,776	5,827,122
Community Bank System, Inc. (b)	3,054	247,740
Eastern Bankshares, Inc.	31,303	701,187
First Republic Bank	8,506	1,628,389
Hancock Whitney Corp.	4,233	209,576
Huntington Bancshares, Inc.	8,311	131,812
JPMorgan Chase & Co.	146,252	24,020,428
PNC Financial Services Group, Inc.	10,213	1,988,267
Popular, Inc.	551	44,967
Regions Financial Corp.	83,777	1,961,220
Umpqua Holdings Corp.	53,279	1,016,563
Wells Fargo & Co.	197,366	9,220,940
Wintrust Financial Corp.	11,050	888,641
		70,190,118
Capital Markets - 1.6%
Ameriprise Financial, Inc.	1,744	453,161
Bank of New York Mellon Corp.	18,006	937,752
Charles Schwab Corp.	39,835	2,941,815
Goldman Sachs Group, Inc.	5,716	2,126,466
LPL Financial	19,021	2,812,825
Morgan Stanley	112,383	10,221,234
Raymond James Financial, Inc.	2,748	364,357
SEI Investments Co.	10,574	670,815
Stifel Financial Corp.	11,084	767,900
T. Rowe Price Group, Inc.	2,184	417,908
		21,714,233
Consumer Finance - 1.2%
Capital One Financial Corp.	51,520	8,283,386
OneMain Holdings, Inc.	44,662	2,583,250
SLM Corp.	69,616	1,409,724
Synchrony Financial	75,807	3,594,010
		15,870,370
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B (a)	92,002	26,629,059
Jefferies Financial Group, Inc.	78,131	2,510,349
		29,139,408
Insurance - 1.5%
Allstate Corp.	18,266	2,495,318
Fidelity National Financial, Inc.	50,929	2,393,154
First American Financial Corp.	108,149	6,955,062
Primerica, Inc.	2,105	341,452
Progressive Corp.	69,233	6,859,606
Selective Insurance Group, Inc.	4,837	364,081
W.R. Berkley Corp.	6,307	491,883
		19,900,556

TOTAL FINANCIALS		156,814,685

HEALTH CARE - 12.5%
Biotechnology - 2.0%
AbbVie, Inc.	59,652	6,752,606
Alexion Pharmaceuticals, Inc. (a)	497	87,745
Amgen, Inc.	10,237	2,435,792
Biogen, Inc. (a)	16,297	4,359,122
Gilead Sciences, Inc.	121,210	8,013,193
Incyte Corp. (a)	26,790	2,244,466
Regeneron Pharmaceuticals, Inc. (a)	2,720	1,366,610
United Therapeutics Corp. (a)	7,753	1,441,283
		26,700,817
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	90,149	10,515,881
Baxter International, Inc.	29,382	2,412,850
Boston Scientific Corp. (a)	15,885	675,907
Danaher Corp.	21,682	5,553,627
Edwards Lifesciences Corp. (a)	18,802	1,803,112
Hill-Rom Holdings, Inc.	21,741	2,419,338
Hologic, Inc. (a)	1,295	81,663
IDEXX Laboratories, Inc. (a)	4,401	2,456,242
Intuitive Surgical, Inc. (a)	2,349	1,978,281
Medtronic PLC	58,325	7,383,362
Quidel Corp. (a)(b)	2,809	331,771
		35,612,034
Health Care Providers & Services - 2.8%
Anthem, Inc.	26,812	10,677,075
Centene Corp. (a)	7,797	573,859
Cigna Corp.	454	117,518
CVS Health Corp.	67,143	5,803,841
Laboratory Corp. of America Holdings (a)	674	185,000
Quest Diagnostics, Inc.	2,425	319,300
Select Medical Holdings Corp.	9,647	386,555
UnitedHealth Group, Inc.	48,696	20,058,856
		38,122,004
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	8,578	2,499,115
Life Sciences Tools & Services - 1.3%
Illumina, Inc. (a)	12,064	4,893,641
Thermo Fisher Scientific, Inc.	26,359	12,375,551
		17,269,192
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	156,921	10,312,848
Eli Lilly & Co.	20,643	4,123,233
Johnson & Johnson	102,848	17,407,024
Merck & Co., Inc.	154,710	11,740,942
Pfizer, Inc.	121,206	4,694,308
Zoetis, Inc. Class A	7,221	1,275,806
		49,554,161

TOTAL HEALTH CARE		169,757,323

INDUSTRIALS - 8.7%
Aerospace & Defense - 1.5%
Curtiss-Wright Corp.	20,101	2,519,057
Lockheed Martin Corp.	11,477	4,386,509
Moog, Inc. Class A	68,417	6,171,213
Northrop Grumman Corp.	9,121	3,337,100
Parsons Corp. (a)(b)	4,279	169,491
Raytheon Technologies Corp.	5,311	471,139
Teledyne Technologies, Inc. (a)	6,628	2,780,247
Textron, Inc.	5,033	344,610
		20,179,366
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	14,648	3,143,461
Airlines - 0.4%
American Airlines Group, Inc. (a)	37,443	907,618
Southwest Airlines Co. (a)	75,644	4,649,080
		5,556,698
Building Products - 0.8%
Johnson Controls International PLC	69,864	4,648,751
Simpson Manufacturing Co. Ltd.	18,317	2,057,365
UFP Industries, Inc.	45,937	3,652,910
		10,359,026
Commercial Services & Supplies - 0.5%
Clean Harbors, Inc. (a)	14,837	1,381,325
Republic Services, Inc.	47,568	5,193,474
		6,574,799
Construction & Engineering - 0.4%
EMCOR Group, Inc.	48,781	6,151,772
Electrical Equipment - 1.0%
AMETEK, Inc.	14,784	1,997,318
Eaton Corp. PLC	21,145	3,071,311
Emerson Electric Co.	84,250	8,061,883
nVent Electric PLC	21,221	690,531
		13,821,043
Industrial Conglomerates - 0.5%
3M Co.	606	123,042
General Electric Co.	333,599	4,690,402
Honeywell International, Inc.	8,073	1,864,136
Roper Technologies, Inc.	283	127,353
		6,804,933
Machinery - 1.9%
AGCO Corp.	47,615	6,588,488
Allison Transmission Holdings, Inc. (b)	17,904	757,518
Caterpillar, Inc.	40,161	9,682,014
Deere & Co.	24,830	8,966,113
Illinois Tool Works, Inc.	918	212,756
		26,206,889
Professional Services - 0.4%
CACI International, Inc. Class A (a)	15,840	4,038,566
CoStar Group, Inc. (a)	293	250,222
IHS Markit Ltd.	169	17,797
TriNet Group, Inc. (a)	7,327	552,016
		4,858,601
Road & Rail - 1.0%
CSX Corp.	51,449	5,151,074
Schneider National, Inc. Class B	45,584	1,116,352
Union Pacific Corp.	29,886	6,716,281
Werner Enterprises, Inc. (b)	15,954	765,632
		13,749,339
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	2,578	1,191,448

TOTAL INDUSTRIALS		118,597,375

INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 0.9%
Cisco Systems, Inc.	225,332	11,920,063
Electronic Equipment & Components - 0.3%
National Instruments Corp.	41,788	1,704,950
Vontier Corp.	47,722	1,674,088
		3,379,038
IT Services - 4.2%
Accenture PLC Class A	4,740	1,337,438
Alliance Data Systems Corp.	1,428	172,859
Amdocs Ltd.	79,971	6,245,735
Automatic Data Processing, Inc.	39,632	7,768,665
Black Knight, Inc. (a)	53,395	3,918,659
Cognizant Technology Solutions Corp. Class A	5,118	366,244
EPAM Systems, Inc. (a)	2,556	1,220,746
GoDaddy, Inc. (a)	11,400	922,944
IBM Corp.	38,442	5,525,653
Jack Henry & Associates, Inc.	6,197	955,268
MasterCard, Inc. Class A	20,564	7,414,967
Maximus, Inc.	2,174	201,465
PayPal Holdings, Inc. (a)	48,219	12,537,904
Visa, Inc. Class A	38,819	8,823,559
		57,412,106
Semiconductors & Semiconductor Equipment - 5.2%
Applied Materials, Inc.	39,084	5,398,673
Broadcom, Inc.	5,790	2,734,791
Cirrus Logic, Inc. (a)	3,679	287,220
Intel Corp.	265,533	15,167,245
Lam Research Corp.	3,908	2,539,614
NVIDIA Corp.	29,779	19,349,799
NXP Semiconductors NV	3,420	723,056
Qualcomm, Inc.	87,840	11,817,994
Texas Instruments, Inc.	68,078	12,922,566
		70,940,958
Software - 8.8%
Adobe, Inc. (a)	30,312	15,294,829
Box, Inc. Class A (a)	118,123	2,753,447
Dropbox, Inc. Class A (a)	197,392	5,398,671
FireEye, Inc. (a)(b)	63,856	1,428,459
Microsoft Corp.	294,445	73,517,028
Oracle Corp.	101,997	8,031,244
Salesforce.com, Inc. (a)	3,273	779,301
ServiceNow, Inc. (a)	2,800	1,326,864
Synopsys, Inc. (a)	27,982	7,116,942
Workday, Inc. Class A (a)	15,886	3,633,446
		119,280,231
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	597,951	74,510,674
NetApp, Inc.	44,141	3,415,189
		77,925,863

TOTAL INFORMATION TECHNOLOGY		340,858,259

MATERIALS - 2.5%
Chemicals - 0.9%
CF Industries Holdings, Inc.	61,621	3,276,389
Corteva, Inc.	11,406	518,973
Dow, Inc.	37,309	2,552,682
DuPont de Nemours, Inc.	25,666	2,171,087
Linde PLC	3,392	1,019,635
NewMarket Corp.	3,623	1,243,522
Olin Corp.	27,044	1,322,181
		12,104,469
Construction Materials - 0.1%
Vulcan Materials Co.	11,917	2,184,624
Containers & Packaging - 0.1%
International Paper Co.	28,454	1,795,447
Metals & Mining - 1.4%
Alcoa Corp. (a)	107,600	4,268,492
Freeport-McMoRan, Inc.	171,923	7,344,551
Nucor Corp.	12,610	1,293,029
Reliance Steel & Aluminum Co.	33,713	5,666,144
		18,572,216

TOTAL MATERIALS		34,656,756

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	26,953	6,885,413
Apartment Income (REIT) Corp.	13,811	643,316
Corporate Office Properties Trust (SBI)	6,002	165,655
Crown Castle International Corp.	29,729	5,633,646
First Industrial Realty Trust, Inc.	24,244	1,227,716
Healthcare Realty Trust, Inc.	57,225	1,736,207
National Storage Affiliates Trust	19,319	890,606
PS Business Parks, Inc.	6,846	1,060,856
Public Storage	25,931	7,324,989
SBA Communications Corp. Class A	5,475	1,632,207
Weyerhaeuser Co.	55,787	2,117,675
		29,318,286
UTILITIES - 1.3%
Electric Utilities - 0.9%
Hawaiian Electric Industries, Inc.	30,454	1,311,045
IDACORP, Inc.	13,572	1,329,377
NextEra Energy, Inc.	83,091	6,083,923
NRG Energy, Inc.	38,322	1,232,052
Portland General Electric Co.	38,029	1,823,110
		11,779,507
Multi-Utilities - 0.4%
MDU Resources Group, Inc.	76,202	2,564,959
Public Service Enterprise Group, Inc.	43,321	2,691,101
WEC Energy Group, Inc.	1,476	138,611
		5,394,671

TOTAL UTILITIES		17,174,178

TOTAL COMMON STOCKS
(Cost $844,241,510)		1,321,633,139

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.03% (c)	34,619,969	34,626,893
Fidelity Securities Lending Cash Central Fund 0.03% (c)(d)	5,201,180	5,201,700
TOTAL MONEY MARKET FUNDS
(Cost $39,828,558)		39,828,593
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $884,070,068)		1,361,461,732
NET OTHER ASSETS (LIABILITIES) - (0.1)%(e)		(1,405,764)
NET ASSETS - 100%		$1,360,055,968

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	182	June 2021	$38,241,840	$1,623,159	$1,623,159

The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $1,958,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,311
Fidelity Securities Lending Cash Central Fund	7,124
Total	$17,435

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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